Income Taxes - Reconciled Tax at Statutory Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income tax expense computed at the statutory tax rates	$ (84.4)	$ (79.1)	$ (75.0)
US state income taxes, net of the federal benefit	(3.0)	(3.6)	(2.4)
Asbestos - effect of foreign exchange	0.8	(0.8)	48.3
Expenses not deductible	(2.5)	(2.0)	(3.4)
Non-assessable items	0.4	1.9	0.5
US manufacturing deduction	2.2	4.1	2.6
Foreign taxes on domestic income	(2.1)	(5.7)	(0.7)
Amortization of intangibles	2.8	2.9	2.8
Taxes on foreign income	(5.4)	(7.4)	(4.5)
Other items	0.7	3.6	0.5
Total income tax expense	$ (90.5)	$ (86.1)	$ (31.3)
Effective tax rate	24.70%	26.10%	9.70%